Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Accrued advertising expense	1,529,746	1,244,782
Accrued shipping and handling expenses	1,597,573	1,438,818
Accrued payroll and social benefits	581,769	662,376
Deposits from vendor s	397,018	508,298
Income tax payables	673,282	662,331
Other tax payables (Note a)	691,919	689,681
Accrued rental expenses	113,773	116,167
Accrued administrative expenses	378,536	470,494
Amounts received on behalf of third-party merchants (Note b)	1,175,618	1,197,209
Refund liability (Note c)	271,732	369,853
Others	286,030	298,668

Total	7,696,996	7,658,677

Notes:

(a)
Amounts represent VAT and related surcharges, PRC individual income tax of employees withheld by the Group, tariffs, import VAT and consumption tax pursuant to the Circular on Tax Policy for Cross-border
E-commerce
Retail Imports.

(b)
Amounts represent the cash collected on behalf of third-party merchants who sold their goods or services through the platforms and cash collected on behalf of the lessee of Shan Shan Outlets related to the consideration for goods sold in outlets.

(c)
The Group offers online customers with an unconditional right of return for a period of 7 days upon receipt of products on sales from its platforms. Accordingly, the Group estimates the expected customer merchandize returns, based on historical return patterns, to record the revenue reversal and a corresponding refund liability which is included in accrued expenses and other current liabilities.